Other Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Other Liabilities Disclosure [Abstract]
Payables to parent and affiliates	$ 189	$ 39
Accrued expenses and other liabilities	79	93
Accrued interest on debt	58	61
Salary and benefit liabilities	31	45
Insurance liabilities	12	14
Loan principal warranty reserve	8	14
Retirement plans	5	31
Other	28	43
Total	$ 410	$ 340